CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net loss	¥ (92,414)	$ (13,216)	¥ (710,221)	¥ (750,227)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil tax	(12,106)	(1,731)	26,666	134,395
Total comprehensive loss	(104,520)	(14,947)	(683,555)	(615,832)
Less: Comprehensive loss attributable to the non-controlling interests	(11,546)	(1,651)	(2,047)	(5,439)
Comprehensive loss attributable to ordinary shareholders of Yatsen Holding Limited	¥ (92,974)	$ (13,296)	¥ (681,508)	¥ (610,393)